Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of Segment Reporting
	For the Year Ended and As of December 31, 2025
By Business Unit	Fintech	Regtech	RPA	Total
Revenue	$1,913,450	$2,288,747	$924,053	$5,126,250

Cost of revenue	(1,182,159)	(1,202,576)	(837,648)	(3,222,383)

Gross profit	$731,291	$1,086,171	$86,405	$1,903,867

Share of loss from operation of associate	-	(479)	-	(479)

Selling, general and administrative expenses and other income	(533,405)	(952,573)	(377,743)	(1,863,721)

Income from operations	$197,886	$133,119	$(291,338)	$39,667

Total assets	$1,364,319	$2,432,223	$958,272	$4,754,814
Capital expenditure	$31,351	$55,891	$22,020	$109,262

	For the Year Ended and As of December 31, 2025
By Country	Malaysia	Non-Malaysia	Total
Revenue	$5,126,250	$-	$5,126,250

Cost of revenue	(3,222,383)	-	(3,222,383)

Gross profit	$1,903,867	$-	$1,903,867

Share of loss from operation of associate	(479)	-	(479)

Selling, general and administrative expenses and other income	(1,462,543)	(401,178)	(1,863,721)

Income from operations	$440,845	$(401,178)	$39,667

Total assets	$4,726,544	$28,270	$4,754,814
Capital expenditure	$109,262	$-	$109,262
	For the Year Ended and As of December 31, 2024
By Business Unit	Fintech	Regtech	RPA	Total
Revenue	$1,257,270	$1,801,730	$323,432	$3,382,432

Cost of revenue	(680,714)	(844,455)	(433,463)	(1,958,632)

Gross profit	$576,556	$957,275	$(110,031)	$1,423,800

Share of loss from operation of associate	-	(4,032)	(5,811)	(9,843)

Selling, general and administrative expenses and other income	(475,263)	(631,910)	(349,761)	(1,456,934)

Loss from operations	$101,293	$321,333	$(465,603)	$(42,977)

Total assets	$1,357,920	$1,805,491	$999,429	$4,162,840
Capital expenditure	$45,127	$60,002	$33,214	$138,343

	For the Year Ended and As of December 31, 2024
By Country	Malaysia	Non-Malaysia	Total
Revenue	$3,382,432	$-	$3,382,432

Cost of revenue	(1,958,632)	-	(1,958,632)

Gross profit	$1,423,800	$-	$1,423,800

Share of loss from operation of associate	(9,843)	-	(9,843)

Selling, general and administrative expenses and other income	(1,229,726)	(227,208)	(1,456,934)

Profit/(Loss) from operations	$184,231	$(227,208)	$(42,977)

Total assets	$4,127,080	$35,760	$4,162,840
Capital expenditure	$138,343	$-	$138,343